Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 16, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($) (6)	Profit (Loss) Before Tax ($) (7)
					Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)
							(in millions)
2022	$5,493,340	$9,671,481	$1,551,168	$2,204,848	$148	$130	$72.9	$120.0
2021	$5,579,197	$7,221,874	$1,626,717	$1,893,614	$146	$137	$181.8	$88.0
2020	$6,868,081	$8,633,174	$1,112,062	$1,049,060	$124	$114	$(226.2)	$(332.0)
Pay Versus Performance Table - Compensation Information for Additional Fiscal Year 2020 PEOs

Year	Summary Compensation Table Total for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)	Summary Compensation Table Total for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)
					Summary Compensation Table Total for PEO 4 ($)	Compensation Actually Paid to PEO 4 ($)

2020	$2,737,806	$2,752,575	$1,596,927	$1,266,677	$1,273,637	$1,091,851

Named Executive Officers, Footnote [Text Block]	E. Jean Savage served as the Company's principal executive officer ("PEO") for fiscal years 2022 and 2021, and from February 17, 2020 through December 31, 2020. From January 1, 2020 until February 17, 2020, when Ms. Savage was appointed Chief Executive Officer and President, the Company was managed by an interim Office of the Chief Executive Officer comprised of Melendy E. Lovett, Eric R. Marchetto, and Sarah R. Teachout. Accordingly, for fiscal year 2020, the Company's second PEO was Eric R. Marchetto, the third PEO was Melendy E. Lovett, and the fourth PEO was Sarah R. Teachout. Compensation information for the additional PEOs in fiscal year 2020 is included in the tables below.

Trinity's other, non-PEO, named executive officers for fiscal years 2022, 2021, and 2020 were as follows:

2022 - Eric R. Marchetto, Sarah R. Teachout, Gregory B. Mitchell, and Kevin Poet
2021 - Eric R. Marchetto, Sarah R. Teachout, Brian D. Madison, and Kevin Poet
			2020 - Brian D. Madison, Gregory B. Mitchell, and Neil J. West
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid ("CAP") as reported in this section is derived from certain adjustments made to the Summary Compensation Table totals. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as total compensation reported in the applicable fiscal year in the Summary Compensation Table (i) less the aggregate equity compensation reported in the applicable fiscal year in the Summary Compensation Table, (ii) plus any dividends or dividend equivalents paid during the fiscal year, (iii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year end, and (iv) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year. The reconciliations of total compensation as reported in the Summary Compensation Table to CAP for our PEO and other named executive officers are included in the tables below. (3)Equity compensation fair value is calculated based on assumptions determined in accordance with ASC Topic 718. Grant date fair values for time-based restricted stock units are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of each fiscal year end and as of each respective vesting date. Grant date fair values for performance-based restricted stock units linked to ROE are calculated using the stock price as of the date of grant assuming target performance. Grant date fair values for performance-based restricted stock units linked to relative TSR are determined based on Monte Carlo valuations. Adjustments for performance-based restricted stock units have been made using stock price, Monte Carlo valuation, and performance accrual modifier information, as applicable, as of each fiscal year end and as of each respective vesting date. Grant date fair values for stock options are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of each respective measurement date. Performance-based awards are recognized as vested in the fiscal year during which the HR Committee formally certifies the applicable performance results and any earned shares are distributed to the applicable executive.
The following table presents the reconciliation of total compensation as reported in the Summary Compensation Table to CAP for our named executive officers, calculated in accordance with SEC rules, for fiscal years 2022, 2021, and 2020:
Reconciliation of Summary Compensation Table totals to CAP

	2022		2021		2020

	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (1)	Average Non-PEO NEOs

Summary Compensation Table Total Compensation	$5,493,340	$1,551,168	$5,579,197	$1,626,717	$6,868,081	$1,112,062
Less: amounts reported under the "Stock Awards" and "Stock Options" columns in the Summary Compensation Table for the applicable fiscal year	(3,765,420)	(757,355)	(3,613,334)	(733,605)	(5,939,717)	(651,319)
Aggregate change in fair value of equity awards outstanding and unvested as of the applicable fiscal year end	7,919,811	1,477,256	5,256,011	953,765	7,723,810	647,247
Aggregate change in fair value up to any applicable vesting event for equity awards vesting during the applicable fiscal year	(17,250)	(92,139)	—	30,541	(23,209)	(75,409)
Plus: dividends or dividend equivalents paid during the applicable fiscal year	41,000	25,918	—	16,196	4,209	16,479
CAP	$9,671,481	$2,204,848	$7,221,874	$1,893,614	$8,633,174	$1,049,060
(1)The reconciliation shown in this column is for Ms. Savage, who was appointed Chief Executive Officer and President of the Company on February 17, 2020. The reconciliation of Summary Compensation Table compensation to CAP for the members of the interim Office of the Chief Executive Officer is included in the table below.
The following table presents the reconciliation of total compensation as reported in the Summary Compensation Table to CAP for the members of the interim Office of the Chief Executive Officer, calculated in accordance with SEC rules, for fiscal year 2020:
Reconciliation of Summary Compensation Table totals to CAP - Additional Fiscal Year 2020 PEOs

	2020 (1)

	PEO 2	PEO 3	PEO 4

Summary Compensation Table Total Compensation	$2,737,806	$1,596,927	$1,273,637
Less: amounts reported under the "Stock Awards" and "Stock Options" columns in the Summary Compensation Table for the applicable fiscal year	(2,050,047)	(957,017)	(732,825)
Aggregate change in fair value of equity awards outstanding and unvested as of the applicable fiscal year end	2,141,903	779,755	610,840
Aggregate change in fair value up to any applicable vesting event for equity awards vesting during the applicable fiscal year	(100,770)	(174,668)	(67,201)
Plus: dividends or dividend equivalents paid during the applicable fiscal year	23,683	21,680	7,400
CAP	$2,752,575	$1,266,677	$1,091,851
			(1)From January 1, 2020 until February 17, 2020, when Ms. Savage was appointed Chief Executive Officer and President, the Company was managed by an interim Office of the Chief Executive Officer comprised of Melendy E. Lovett, Eric R. Marchetto, and Sarah R. Teachout. Accordingly, for fiscal year 2020, the Company's second PEO was Eric R. Marchetto, the third PEO was Melendy E. Lovett, and the fourth PEO was Sarah R. Teachout.
Non-PEO NEO Average Total Compensation Amount			$ 1,551,168	$ 1,626,717	$ 1,112,062
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,204,848	1,893,614	1,049,060
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid ("CAP") as reported in this section is derived from certain adjustments made to the Summary Compensation Table totals. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as total compensation reported in the applicable fiscal year in the Summary Compensation Table (i) less the aggregate equity compensation reported in the applicable fiscal year in the Summary Compensation Table, (ii) plus any dividends or dividend equivalents paid during the fiscal year, (iii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year end, and (iv) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year. The reconciliations of total compensation as reported in the Summary Compensation Table to CAP for our PEO and other named executive officers are included in the tables below. (3)Equity compensation fair value is calculated based on assumptions determined in accordance with ASC Topic 718. Grant date fair values for time-based restricted stock units are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of each fiscal year end and as of each respective vesting date. Grant date fair values for performance-based restricted stock units linked to ROE are calculated using the stock price as of the date of grant assuming target performance. Grant date fair values for performance-based restricted stock units linked to relative TSR are determined based on Monte Carlo valuations. Adjustments for performance-based restricted stock units have been made using stock price, Monte Carlo valuation, and performance accrual modifier information, as applicable, as of each fiscal year end and as of each respective vesting date. Grant date fair values for stock options are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of each respective measurement date. Performance-based awards are recognized as vested in the fiscal year during which the HR Committee formally certifies the applicable performance results and any earned shares are distributed to the applicable executive.
The following table presents the reconciliation of total compensation as reported in the Summary Compensation Table to CAP for our named executive officers, calculated in accordance with SEC rules, for fiscal years 2022, 2021, and 2020:
Reconciliation of Summary Compensation Table totals to CAP

	2022		2021		2020

	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (1)	Average Non-PEO NEOs

Summary Compensation Table Total Compensation	$5,493,340	$1,551,168	$5,579,197	$1,626,717	$6,868,081	$1,112,062
Less: amounts reported under the "Stock Awards" and "Stock Options" columns in the Summary Compensation Table for the applicable fiscal year	(3,765,420)	(757,355)	(3,613,334)	(733,605)	(5,939,717)	(651,319)
Aggregate change in fair value of equity awards outstanding and unvested as of the applicable fiscal year end	7,919,811	1,477,256	5,256,011	953,765	7,723,810	647,247
Aggregate change in fair value up to any applicable vesting event for equity awards vesting during the applicable fiscal year	(17,250)	(92,139)	—	30,541	(23,209)	(75,409)
Plus: dividends or dividend equivalents paid during the applicable fiscal year	41,000	25,918	—	16,196	4,209	16,479
CAP	$9,671,481	$2,204,848	$7,221,874	$1,893,614	$8,633,174	$1,049,060
(1)The reconciliation shown in this column is for Ms. Savage, who was appointed Chief Executive Officer and President of the Company on February 17, 2020. The reconciliation of Summary Compensation Table compensation to CAP for the members of the interim Office of the Chief Executive Officer is included in the table below.
The following table presents the reconciliation of total compensation as reported in the Summary Compensation Table to CAP for the members of the interim Office of the Chief Executive Officer, calculated in accordance with SEC rules, for fiscal year 2020:
Reconciliation of Summary Compensation Table totals to CAP - Additional Fiscal Year 2020 PEOs

	2020 (1)

	PEO 2	PEO 3	PEO 4

Summary Compensation Table Total Compensation	$2,737,806	$1,596,927	$1,273,637
Less: amounts reported under the "Stock Awards" and "Stock Options" columns in the Summary Compensation Table for the applicable fiscal year	(2,050,047)	(957,017)	(732,825)
Aggregate change in fair value of equity awards outstanding and unvested as of the applicable fiscal year end	2,141,903	779,755	610,840
Aggregate change in fair value up to any applicable vesting event for equity awards vesting during the applicable fiscal year	(100,770)	(174,668)	(67,201)
Plus: dividends or dividend equivalents paid during the applicable fiscal year	23,683	21,680	7,400
CAP	$2,752,575	$1,266,677	$1,091,851
			(1)From January 1, 2020 until February 17, 2020, when Ms. Savage was appointed Chief Executive Officer and President, the Company was managed by an interim Office of the Chief Executive Officer comprised of Melendy E. Lovett, Eric R. Marchetto, and Sarah R. Teachout. Accordingly, for fiscal year 2020, the Company's second PEO was Eric R. Marchetto, the third PEO was Melendy E. Lovett, and the fourth PEO was Sarah R. Teachout.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay-for-Performance Alignment
The HR Committee reviews a variety of Company-wide and individual factors to link CAP with Company and executive performance. The following charts depict the relationship of CAP for the PEO and other named executive officers, calculated in accordance with SEC rules, to 1) the TSR of both the Company ("TRN") and the S&P 600 Machinery Index, 2) Net Income, and 3) Profit Before Tax.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
* In all three charts above, fiscal year 2020 includes the aggregate CAP for E. Jean Savage (PEO 1), Eric R. Marchetto (PEO 2), Melendy E. Lovett (PEO 3), and Sarah R. Teachout (PEO 4). Since Ms. Savage was the only PEO in fiscal years 2021 and 2022, those years reflect only her CAP.
(1)Net income for 2021 includes an after-tax gain related to the sale of our Highway Products business of $131.4 million. Net loss for 2020 includes the after-tax impact of non-cash asset impairment and pension plan settlement charges of $323.4 million and $116.6 million, respectively, and a net tax benefit of $180.4 million associated with the CARES Act.
(2)Profit Before Tax for fiscal year 2020 includes pre-tax non-cash asset impairment charges totaling $396.4 million.

Tabular List [Table Text Block]

Financial Performance Measures
Profit Before Tax
Return On Equity
Cash From Operations

Total Shareholder Return Amount			$ 148	146	124
Peer Group Total Shareholder Return Amount			130	137	114
Net Income (Loss)			$ 72,900,000	$ 181,800,000	$ (226,200,000)
Company Selected Measure Amount			120,000,000	88,000,000.0	(332,000,000.0)
PEO Name		E. Jean Savage	E. Jean Savage	E. Jean Savage
Additional 402(v) Disclosure [Text Block]	Total shareholder return calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.
(5)S&P 600 Machinery index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.
(6)Reflects net income (loss) as reported in the Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021, and 2020.

Gain From Sale Of Business				$ 131,400,000
Asset Impairment Charges, After Tax					$ 323,400,000
Pension Plan Settlement Charges					116,600,000
Income Tax Expense (Benefit), CARES Act					(180,400,000)
Asset Impairment Charges, Before Tax					396,400,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Profit Before Tax
Non-GAAP Measure Description [Text Block]			The Company has identified Profit Before Tax as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link CAP for the PEO and the other named executive officers in 2022 to the Company’s performance. Profit Before Tax is defined as income (loss) from continuing operations before income taxes and has been adjusted for each fiscal year presented to exclude the impacts of certain gains, losses or other items that are not indicative of our normal business operations as approved by the HR Committee.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Return On Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cash From Operations
Savage [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,493,340	5,579,197	6,868,081
PEO Actually Paid Compensation Amount			9,671,481	7,221,874	8,633,174
Lovett [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					1,596,927
PEO Actually Paid Compensation Amount					1,266,677
PEO Name	Melendy E. Lovett
Marchetto [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					2,737,806
PEO Actually Paid Compensation Amount					2,752,575
PEO Name	Eric R. Marchetto
Teachout [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					1,273,637
PEO Actually Paid Compensation Amount					1,091,851
PEO Name	Sarah R. Teachout
PEO [Member] | Savage [Member] | Stock Awards and Stock Options Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,765,420)	(3,613,334)	(5,939,717)
PEO [Member] | Savage [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,919,811	5,256,011	7,723,810
PEO [Member] | Savage [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,250)	0	(23,209)
PEO [Member] | Savage [Member] | Equity Awards, Value Of Dividends Or Dividend Equivalents Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			41,000	0	4,209
PEO [Member] | Lovett [Member] | Stock Awards and Stock Options Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(957,017)
PEO [Member] | Lovett [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					779,755
PEO [Member] | Lovett [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(174,668)
PEO [Member] | Lovett [Member] | Equity Awards, Value Of Dividends Or Dividend Equivalents Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					21,680
PEO [Member] | Marchetto [Member] | Stock Awards and Stock Options Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,050,047)
PEO [Member] | Marchetto [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,141,903
PEO [Member] | Marchetto [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(100,770)
PEO [Member] | Marchetto [Member] | Equity Awards, Value Of Dividends Or Dividend Equivalents Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					23,683
PEO [Member] | Teachout [Member] | Stock Awards and Stock Options Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(732,825)
PEO [Member] | Teachout [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					610,840
PEO [Member] | Teachout [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(67,201)
PEO [Member] | Teachout [Member] | Equity Awards, Value Of Dividends Or Dividend Equivalents Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					7,400
Non-PEO NEO [Member] | Stock Awards and Stock Options Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(757,355)	(733,605)	(651,319)
Non-PEO NEO [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,477,256	953,765	647,247
Non-PEO NEO [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(92,139)	30,541	(75,409)
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends Or Dividend Equivalents Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 25,918	$ 16,196	$ 16,479